                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02349

Morgan Stanley Income Securities Inc.

(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2005


ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INCOME SECURITIES INC.
PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL
   AMOUNT IN                                                                                   COUPON     MATURITY
   THOUSANDS                                                                                    RATE        DATE          VALUE
----------------                                                                             -----------  ----------  --------------
                    CORPORATE BONDS (71.2%)
                    Advertising/Marketing Services (1.0%)
           $785     Interpublic Group of Companies, Inc. (The)                                     5.40%  11/15/09         $750,487
            975     WPP Finance (UK) Corp. (United Kingdom)                                       5.875   06/15/14        1,032,630
                                                                                                                      --------------
                                                                                                                          1,783,117
                                                                                                                      --------------

                    Aerospace & Defense (0.5%)
            328     Raytheon Co.                                                                   4.50   11/15/07          329,094
            593     Systems 2001 Asset Trust LLC - 144A* (Cayman Islands)                         6.664   09/15/13          647,335
                                                                                                                      --------------
                                                                                                                            976,429
                                                                                                                      --------------

                    Air Freight/Couriers (1.3%)
          2,000     FedEx Corp.                                                                    7.25   02/15/11        2,267,680
                                                                                                                      --------------

                    Airlines (0.2%)
            104     Continental Airlines, Inc.                                                    6.648   09/15/17          102,296
            239     Continental Airlines, Inc.                                                     6.90   01/02/18          238,083
                                                                                                                      --------------
                                                                                                                            340,379
                                                                                                                      --------------

                    Auto Parts: O.E.M. (0.3%)
            170     ArvinMeritor, Inc.                                                             8.75   03/01/12          178,075
            190     Lear Corp. (Series B)                                                          8.11   05/15/09          196,629
            220     Meritor Automotive, Inc.                                                       6.80   02/15/09          218,900
                                                                                                                      --------------
                                                                                                                            593,604
                                                                                                                      --------------

                    Beverages: Alcoholic (1.2%)
          1,100     FBG Finance Ltd.- 144A* (Australia)                                           5.125   06/15/15        1,106,436
          1,085     Miller Brewing Co. - 144A*                                                     4.25   08/15/08        1,081,047
                                                                                                                      --------------
                                                                                                                          2,187,483
                                                                                                                      --------------

                    Cable/Satellite TV (3.8%)
          1,260     Comcast Cable Communications, Inc.                                             6.75   01/30/11        1,391,725
          1,400     Comcast Cable Communications, Inc.                                            7.125   06/15/13        1,606,910
            750     Comcast Cable Communications, Inc.                                            8.375   05/01/07          804,909
            450     Comcast Corp.                                                                  6.50   01/15/15          502,493
          1,425     Cox Communications, Inc.                                                      4.625   01/15/10        1,422,674
            780     Echostar DBS Corp.                                                            6.375   10/01/11          777,075
             20     Echostar DBS Corp.                                                            6.625   10/01/14           19,850
            335     TCI Communications, Inc.                                                      7.875   02/15/26          419,573
                                                                                                                      --------------
                                                                                                                          6,945,209
                                                                                                                      --------------

                    Casino/Gaming (1.2%)
            630     Harrahs Operating Co. Inc. - 144A*                                            5.625   06/01/15          642,897
            185     MGM Mirage, Inc.                                                               6.00   10/01/09          186,850
            220     MGM Mirage, Inc.                                                               6.75   09/01/12          227,700
            940     MGM Mirage, Inc.                                                               8.50   09/15/10        1,048,100
                                                                                                                      --------------
                                                                                                                          2,105,547
                                                                                                                      --------------

                    Containers/Packaging (0.9%)
          1,485     Sealed Air Corp. - 144A*                                                      5.625   07/15/13        1,528,408
                                                                                                                      --------------

                    Department Stores (2.3%)
          2,800     Federated Department Stores, Inc.                                             6.625   09/01/08        2,987,900
            610     May Department Stores Co., Inc.                                                5.95   11/01/08          637,506
            570     Penny (JC) Co., Inc.                                                           7.40   04/01/37          618,450
                                                                                                                      --------------
                                                                                                                          4,243,856
                                                                                                                      --------------

                    Electric Utilities (9.0%)
          1,360     Arizona Public Service Co.                                                     5.80   06/30/14        1,463,530
            310     Arizona Public Service Co.                                                     6.75   11/15/06          320,542
            520     CC Funding Trust I                                                             6.90   02/16/07          541,833
            530     Cincinnati Gas & Electric Co.                                                  5.70   09/15/12          567,358
            995     Consolidated Natural Gas Co.                                                   5.00   12/01/14        1,008,442
            625     Consolidated Natural Gas Co. (Series A)                                        5.00   03/01/14          635,099
            170     Consolidated Natural Gas Co. (Series C)                                        6.25   11/01/11          185,714
          1,775     Consumers Energy Co.                                                           4.00   05/15/10        1,733,019
             90     Consumers Energy Co.                                                           4.80   02/17/09           91,196
            195     Consumers Energy Co.                                                          5.375   04/15/13          202,587
            745     Detroit Edison Co. (The) - 144A*                                               4.80   02/15/15          750,729
            835     Duquesne Light Co. (Series O)                                                  6.70   04/15/12          940,193
            915     Entergy Gulf States, Inc.                                                      3.60   06/01/08          896,339
            930     Entergy Gulf States, Inc.                                                      3.73+  12/01/09          933,089


          1,705     Exelon Corp.                                                                   6.75   05/01/11        1,895,762
            215     Indianapolis Power & Light Co. - 144A*                                         6.30   07/01/13          234,413
            460     Monongahela Power Co.                                                          5.00   10/01/06          463,861
            330     Nevada Power Co.                                                               9.00   08/15/13          372,900
          1,185     Pacific Gas & Electric Co.                                                     6.05   03/01/34        1,310,634
            235     Panhandle Eastern Pipe Line Co. (Series B)                                     2.75   03/15/07          228,960
            600     PSEG Energy Holdings, Inc.                                                    8.625   02/15/08          640,500
             60     Reliant Energy, Inc.                                                           6.75   12/15/14           58,950
            570     Texas Eastern Transmission, LP                                                 7.00   07/15/32          699,331
            220     TXU Corp.                                                                     6.375   06/15/06          224,824
                                                                                                                      --------------
                                                                                                                         16,399,805
                                                                                                                      --------------

                    Electronics/Appliances (0.3%)
            570     LG Electronics, Inc. - 144A* (South Korea)                                     5.00   06/17/10          572,163
                                                                                                                      --------------

                    Environmental Services (1.3%)
          2,230     USA Waste Services, Inc.                                                      7.125   10/01/07        2,360,303
                                                                                                                      --------------

                    Finance/Rental/Leasing (5.3%)
          5,020     Ford Motor Credit Co.                                                          7.25   10/25/11        4,836,564
          2,430     Ford Motor Credit Co.                                                         7.375   10/28/09        2,376,715
          1,450     Nationwide Building Society - 144A* (United Kingdom)                           4.25   02/01/10        1,447,876
            990     Residential Capital Corp. - 144A*                                             6.375   06/30/10          995,813
                                                                                                                      --------------
                                                                                                                          9,656,968
                                                                                                                      --------------

                    Financial Conglomerates (2.5%)
          5,130     General Motors Acceptance Corp.                                                8.00   11/01/31        4,589,360
                                                                                                                      --------------

                    Food Retail (1.8%)
          1,615     Albertson's, Inc.                                                              7.45   08/01/29        1,844,546
          1,200     Safeway, Inc.                                                                  7.25   02/01/31        1,393,910
                                                                                                                      --------------
                                                                                                                          3,238,456

                                                                                                                      --------------
                    Food: Major Diversified (1.0%)
          1,700     Kraft Foods, Inc.                                                             5.625   11/01/11        1,805,800
                                                                                                                      --------------

                    Forest Products (0.1%)
            135     Weyerhaeuser Co.                                                               6.00   08/01/06          137,440
                                                                                                                      --------------

                    Gas Distributors (1.6%)
            745     Nisource Finance Corp.                                                        3.854+  11/23/09          748,662
            710     Nisource Finance Corp.                                                        7.625   11/15/05          719,377
             55     Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)                        7.628   09/15/06           56,100
            705     Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)                        8.294   03/15/14          842,757
            450     Sempra Energy                                                                 4.621   05/17/07          452,326
                                                                                                                      --------------
                                                                                                                          2,819,222
                                                                                                                      --------------

                    Home Building (0.2%)
            400     Beazer Homes USA, Inc. - 144A*                                                6.875   07/15/15          398,000
                                                                                                                      --------------

                    Home Furnishings (0.4%)
            630     Mohawk Industries, Inc. (Series D)                                             7.20   04/15/12          721,025
                                                                                                                      --------------

                    Hospital/Nursing Management (1.5%)
            735     Columbia/HCA Healthcare Corp.                                                  7.19   11/15/15          796,871
             85     Columbia/HCA Healthcare Corp.                                                  9.00   12/15/14          102,278
            555     HCA, Inc.                                                                      6.30   10/01/12          571,086
            170     HCA, Inc.                                                                     7.875   02/01/11          187,474
            274     Tenet Healthcare Corp.                                                        6.875   11/15/31          231,530
            750     Tenet Healthcare Corp.                                                        7.375   02/01/13          744,375
                                                                                                                      --------------
                                                                                                                          2,633,614
                                                                                                                      --------------

                    Hotels/Resorts/Cruiselines (1.8%)
          1,140     Hyatt Equities LLC - 144A*                                                    6.875   06/15/07        1,176,876
            285     Marriott International, Inc. (Series E)                                        7.00   01/15/08          303,035
            145     Starwood Hotels & Resorts Worldwide, Inc.                                     7.375   05/01/07          152,250
          1,455     Starwood Hotels & Resorts Worldwide, Inc.                                     7.875   05/01/12        1,647,788
                                                                                                                      --------------
                                                                                                                          3,279,949
                                                                                                                      --------------

                    Industrial Conglomerates (0.9%)
            580     Hutchison Whampoa International Ltd. - 144A* (Cayman Islands)                  5.45   11/24/10          600,112
            760     Hutchison Whampoa International Ltd. - 144A* (Cayman Islands)                  6.50   02/13/13          826,614
            150     Tyco International Group S.A. (Luxembourg)                                     5.80   08/01/06          152,726
                                                                                                                      --------------
                                                                                                                          1,579,452
                                                                                                                      --------------

                    Insurance Brokers/Services (2.5%)
            990     Farmers Exchange Capital - 144A*                                               7.05   07/15/28        1,073,744
          1,330     Farmers Exchange Capital - 144A*                                              8.625   05/01/24        1,655,279
            800     Marsh & McLennan Companies, Inc.                                              5.375   07/15/14          798,290


          1,125     Marsh & McLennan Companies, Inc.                                              5.875   08/01/33        1,075,874
                                                                                                                      --------------
                                                                                                                          4,603,187
                                                                                                                      --------------

                    Major Telecommunications (5.6%)
          1,535     AT&T Corp.                                                                     9.75   11/15/31        2,005,094
          1,410     Deutsche Telekom International Finance NV (Netherlands)                        8.75   06/15/30        1,915,039
          1,315     France Telecom S.A. (France)                                                   8.75   03/01/31        1,839,126
          1,635     Sprint Capital Corp.                                                          8.375   03/15/12        1,969,209
            385     Sprint Capital Corp.                                                           8.75   03/15/32          537,253
          1,510     Telecom Italia Capital SpA - 144A* (Luxembourg)                                4.00   01/15/10        1,468,724
            405     Verizon New England, Inc.                                                      6.50   09/15/11          441,037
                                                                                                                      --------------
                                                                                                                         10,175,482
                                                                                                                      --------------

                    Managed Health Care (2.7%)
          1,820     Aetna, Inc.                                                                   7.875   03/01/11        2,126,872
            445     Anthem, Inc.                                                                   6.80   08/01/12          502,847
          1,560     Health Net, Inc.                                                              9.875   04/15/11        1,863,609
            515     WellPoint, Inc.                                                                3.75   12/14/07          508,662
                                                                                                                      --------------
                                                                                                                          5,001,990
                                                                                                                      --------------

                    Media Conglomerates (1.6%)
          2,210     AOL Time Warner, Inc.                                                         6.875   05/01/12        2,497,254
            370     AOL Time Warner, Inc.                                                          7.70   05/01/32          469,567
                                                                                                                      --------------
                                                                                                                          2,966,821
                                                                                                                      --------------

                    Medical Distributors (0.1%)
            205     AmerisourceBergen Corp.                                                       8.125   09/01/08          223,450
                                                                                                                      --------------

                    Medical Specialties (0.2%)
            360     Fisher Scientific International, Inc.                                          6.75   08/15/14          378,000
                                                                                                                      --------------

                    Miscellaneous Commercial Services (0.4%)
            245     Iron Mountain, Inc.                                                           6.625   01/01/16          227,850
            487     Iron Mountain, Inc.                                                            7.75   01/15/15          491,870
                                                                                                                      --------------
                                                                                                                            719,720
                                                                                                                      --------------

                    Motor Vehicles (2.9%)
          1,195     DaimlerChrysler North American Holdings Co.                                    7.30   01/15/12        1,337,087
            750     DaimlerChrysler North American Holdings Co.                                    8.00   06/15/10          848,634
            830     DaimlerChrysler North American Holdings Co.                                    8.50   01/18/31        1,054,660
            345     Ford Motor Co.                                                                 7.45   07/16/31          288,748
          2,005     General Motors Corp.                                                          8.375   07/15/33        1,684,200
                                                                                                                      --------------
                                                                                                                          5,213,329
                                                                                                                      --------------

                    Multi-Line Insurance (0.4%)
            750     Two-Rock Pass Through Trust - 144A* (Bermuda)                                  4.19+  02/11/10 ++       744,420
                                                                                                                      --------------

                    Oil & Gas Pipelines (1.5%)
          2,685     Enterprise Products Operating                                                  5.60   10/15/14        2,767,985
                                                                                                                      --------------

                    Oil & Gas Production (2.4%)
            245     Kerr-McGee Corp.                                                              5.875   09/15/06          249,376
            395     Kerr-McGee Corp.                                                              6.625   10/15/07          408,489
            170     Kerr-McGee Corp.                                                              7.875   09/15/31          194,431
            765     Pemex Project Funding Master Trust                                            7.375   12/15/14          859,860
          1,200     Pemex Project Funding Master Trust                                             8.00   11/15/11        1,366,200
            125     Pemex Project Funding Master Trust                                            8.625   02/01/22          154,375
            120     Plains E & P Corp.                                                            7.125   06/15/14          129,000
            910     Vintage Petroleum, Inc.                                                       7.875   05/15/11          964,600
                                                                                                                      --------------
                                                                                                                          4,326,331
                                                                                                                      --------------

                    Other Metals/Minerals (0.4%)
            665     Brascan Corp. (Canada)                                                        7.125   06/15/12          749,113
                                                                                                                      --------------

                    Property - Casualty Insurers (1.3%)
          1,400     Mantis Reef Ltd. - 144A* (Australia)                                          4.692   11/14/08        1,405,312
          1,000     St. Paul Travelers                                                             5.01   08/16/07        1,012,968
                                                                                                                      --------------
                                                                                                                          2,418,280
                                                                                                                      --------------

                    Pulp & Paper (2.3%)
          1,225     Abitibi-Consolidated, Inc. (Canada)                                            8.55   08/01/10        1,283,187
            485     Abitibi-Consolidated, Inc. (Canada)                                            8.85   08/01/30          466,812
          1,680     Bowater Canada Finance (Canada)                                                7.95   11/15/11        1,787,100
            675     Sappi Papier Holding AG - 144A* (Austria)                                      6.75   06/15/12          722,351
                                                                                                                      --------------
                                                                                                                          4,259,450
                                                                                                                      --------------

                    Railroads (2.4%)
            615     Burlington North Santa Fe Railway Co.                                         4.575   01/15/21          620,491
            850     Norfolk Southern Corp.                                                         7.35   05/15/07          897,559
            100     Union Pacific Corp. - 144A*                                                   5.214   09/30/14          103,239
          1,140     Union Pacific Corp.                                                           6.625   02/01/08        1,205,316


            820     Union Pacific Corp.                                                            6.65   01/15/11          913,302
            625     Union Pacific Corp. (Series MTNE)                                              6.79   11/09/07          661,737
                                                                                                                      --------------
                                                                                                                          4,401,644
                                                                                                                      --------------

                    Real Estate Development (0.7%)
            917     World Financial Properties - 144A*                                             6.91   09/01/13          994,303
            205     World Financial Properties - 144A*                                             6.95   09/01/13          222,650
                                                                                                                      --------------
                                                                                                                          1,216,953
                                                                                                                      --------------

                    Real Estate Investment Trusts (0.4%)
            775     Reckson Operating Partnership                                                  5.15   01/15/11          787,387
                                                                                                                      --------------

                    Savings Banks (0.9%)
          1,455     Washington Mutual, Inc.                                                        8.25   04/01/10        1,672,701
                                                                                                                      --------------

                    Specialty Stores (0.2%)
            275     Autonation, Inc.                                                               9.00   08/01/08          301,813
                                                                                                                      --------------

                    Tobacco (1.1%)
            625     Altria Group, Inc.                                                             7.00   11/04/13          700,558
          1,135     Altria Group, Inc.                                                             7.75   01/15/27        1,366,831
                                                                                                                      --------------
                                                                                                                          2,067,389
                                                                                                                      --------------

                    Wireless Telecommunications (0.8%)
            330     AT&T Wireless Services, Inc.                                                  7.875   03/01/11          383,961
            815     AT&T Wireless Services, Inc.                                                   8.75   03/01/31        1,145,865
                                                                                                                      --------------
                                                                                                                          1,529,826
                                                                                                                      --------------
                    TOTAL CORPORATE BONDS
                      (Cost $124,483,332)                                                                               129,688,540
                                                                                                                      --------------

                    FOREIGN GOVERNMENT OBLIGATIONS (3.1%)
            910     Russian Federation                                                             5.00   03/31/30        1,023,750
          3,930     United Mexican States (Mexico)                                                8.375   01/14/11        4,584,345
                                                                                                                      --------------
                    TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                      (Cost $4,943,295)                                                                                   5,608,095
                                                                                                                      --------------

                    ASSET-BACKED SECURITIES (4.7%)
                    Finance/Rental/Leasing
            650     CIT Equipment Collateral 2004-EF1 A3                                           3.50   09/20/08         $642,340
            675     CNH Equipment Trust 2005-A A3                                                  4.02   04/15/09          675,413
            700     Ford Credit Auto Owner Trust 2005B A3                                          4.17   01/15/09          702,110
            800     Harley-Davidson Motorcycle Trust 2004-2 A2                                     3.56   02/15/12          794,061
          1,300     Harley-Davidson Motorcycle Trust 2005-1 A2                                     3.76   12/17/12        1,292,920
            550     Honda Auto Receivables Owner Trust 2005-2 A3                                   3.93   01/15/09          549,842
            950     TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2                        4.81   11/17/14          974,539
          1,400     USAA Auto Owner Trust 2004-2 A-4                                               3.58   02/15/11        1,388,527
            825     USAA Auto Owner Trust 2005-1 A3                                                3.90   07/15/09          824,363
            725     Volkswagen Auto Lease Trust 2005-A A3                                          3.82   05/20/08          724,020
                                                                                                                      --------------
                    TOTAL ASSET-BACKED SECURITIES
                      (Cost $8,565,300)                                                                                   8,568,135
                                                                                                                      --------------

                    U.S. GOVERNMENT OBLIGATIONS (18.5%)
          8,915     U.S. Treasury Bond                                                            6.125   08/15/29       11,385,783
          3,200     U.S. Treasury Bond                                                            6.375   08/15/27        4,149,875
         13,750     U.S. Treasury Note                                                             4.25   08/15/13       14,098,054
          2,660     U.S. Treasury Strip                                                            0.00   02/15/25        1,136,722
          4,250     U.S. Treasury Strip                                                            0.00   05/15/25        1,786,173
          2,660     U.S. Treasury Strip                                                            0.00   02/15/27        1,044,574
                                                                                                                      --------------
                    TOTAL U.S. GOVERNMENT OBLIGATIONS
                      (Cost $31,956,649)                                                                                 33,601,181
                                                                                                                      --------------

                    SHORT-TERM INVESTMENTS (1.1%)
                    U.S. GOVERNMENT OBLIGATION (a) (0.2%)
            300     U.S. Treasury Bill**
                      (Cost $299,694)                                                                                       299,695
                                                                                                                      --------------

                    REPURCHASE AGREEMENT (0.9%)
          1,734     Joint repurchase agreement account
                    (dated 6/30/05; proceeds $1,734,161) (b)                                       3.35   07/01/05
                      (Cost $1,734,000)                                                                                   1,734,000
                                                                                                                      --------------

                    TOTAL SHORT-TERM INVESTMENTS
                      (Cost $2,033,694)                                                                                   2,033,695
                                                                                                                      --------------

                    TOTAL INVESTMENTS



                      (Cost $171,982,270) (c) (d)                                                           98.6%       179,499,646
                    OTHER ASSETS IN EXCESS OF LIABILITIES                                                    1.4          2,553,411
                                                                                                          ----------  --------------
                    NET ASSETS                                                                             100.0%      $182,053,057
                                                                                                          ==========  ==============

---------------------
                *   Resale is restricted to qualified institutional investors.
               **   A portion of this security has been physically segregated in connection with open futures contracts in the amount of
                    $279,800.
                +   Floating rate security, rate shown is the rate in effect at
                    June 30, 2005.
               ++   Perpetual note security, callable at 02/11/10.
               (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
               (b)  Collateralized by federal agency and U.S. Treasury
                    obligations.
               (c)  Securities have been designated as collateral in amount equal to $87,229,198 in connection with open futures contracts.
               (d)  The aggregate cost for federal income tax purposes
                    approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,536,884 and the aggregate gross unrealized depreciation is $1,019,508, resulting in net unrealized appreciation of $7,517,376.

FUTURES CONTRACTS OPEN AT JUNE 30, 2005:

                                                                                                                       UNREALIZED
   NUMBER OF                                               DESCRIPTION, DELIVERY            UNDERLYING FACE           APPRECIATION
   CONTRACTS                        SHORT                      MONTH AND YEAR               AMOUNT AT VALUE           (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
            287                     Short               U.S. Treasury Notes 5 Year
                                                              September 2005                 ($31,251,611)                ($50,264)
            271                     Short               U.S. Treasury Bonds 2 Year
                                                              September 2005                  (56,283,313)                   22,805

                                                                                                                      --------------
                                         NET UNREALIZED DEPRECIATION................................                      ($27,459)
                                                                                                                      ==============


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005

                                       3